ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE INCOME (Tables)	6 Months Ended
Jun. 30, 2025
Additional Information To Statements Of Comprehensive Income
Schedule of additional information on revenues

	Six months ended June 30,
	2025	2024

Revenues from sale	$15,740	$8,342
Revenues from lease	5,868	9,096
Revenues from sale related service	2,042	1,409
Revenues from other service	518	253
Total revenue	$24,168	$19,100

Schedule of Revenues from major customers

	Six months ended June 30,
	2025		2024

Customer A	31%		*	)
Customer B	*	)	23%
*) Less than 10%
Schedule of Cost of revenues

	Six months ended June 30,
	2025	%	2024	%
U.S.	$20,336	84	$15,150	79
Other	3,832	16	3,950	21
	$24,168	100	$19,100	100

b.	Cost of revenues:

	Six months ended June 30,
	2025	2024
Cost of revenues from sale	$4,399	$2,135
Cost of revenues from lease	1,034	2,040
Cost of revenues from sale related service	383	476
Cost of revenues from other service	243	100
	$6,059	$4,751

Schedule of Cost of revenues

	Six months ended June 30,
	2025	2024
Cost of revenues from sale	$4,399	$2,135
Cost of revenues from lease	1,034	2,040
Cost of revenues from sale related service	383	476
Cost of revenues from other service	243	100
	$6,059	$4,751